Intangibles - Lease Premium Assets and Related Accumulated Amortization (Details) - Lease premium - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,044,915	$ 1,216,541
Accumulated amortization	(220,748)	(64,028)
Finite-lived intangible assets	$ 824,167	$ 1,152,513